Trading Assets and Liabilities	12 Months Ended
Dec. 31, 2010
Trading Assets and Liabilities
Trading Assets and Liabilities
6.	Trading Assets and Liabilities

The trading assets and liabilities, at fair value, consisted of the following as of December 31, 2009 and 2010:

	2009	2010
	(In millions of Korean won)
Trading assets:
Debt securities:
Korean treasury and government agencies	1,358,812	910,651
Financial institutions	2,699,415	2,285,452
Corporate	31,216	151,091
Asset-backed securities	116,450	171,712
Equity securities	254,349	176,213

Total debt and equity securities	4,460,242	3,695,119

Foreign exchange spot contracts	2,878	1,415
Derivative instruments:
Foreign exchange derivatives	2,592,510	1,747,629
Interest rate derivatives	573,309	596,004
Equity derivatives	86,267	38,949
Credit derivatives	2,118	1,954
Commodity derivatives	2,410	—
Other	1,821	3,743

Total derivative instruments and foreign exchange spot contracts	3,261,313	2,389,694

Total trading assets	7,721,555	6,084,813

Trading liabilities:
Foreign exchange spot contracts	2,812	1,839
Derivative instruments:
Foreign exchange derivatives	1,751,492	1,110,304
Interest rate derivatives	814,637	732,425
Equity derivatives	321,803	141,501
Credit derivatives	—	—
Commodity derivatives	2,386	—
Other	5,306	3,513
Securities sold short, not yet purchased	1,347,668	1,279,869

Total trading liabilities	4,246,104	3,269,451